Lease (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows related to operating leases	$ 75,852	$ 8,550
Financing cash flows related to finance leases	$ 829,391	$ 741,940
Weighted average remaining lease term operating leases (in years)	1 year 8 months 19 days	8 years 1 month 13 days
Weighted average remaining lease term finance leases (in years)	2 years 3 months 29 days	2 years 8 months 16 days
Weighted average discount rate operating leases	7.00%	7.00%
Weighted average discount rate finance leases	6.00%	6.00%